Net Loss Per Share Applicable to Common Shareholders (Details) - Schedule of Earnings Per Share, Basic and Diluted - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Earnings Per Share, Basic and Diluted [Abstract]
Net loss applicable to common shareholders	$ (11,226,366)	$ (2,936,129)
Weighted average common shares outstanding	203,000,201	105,177,272
Basic and diluted	$ (0.06)	$ (0.03)